Vessels and other fixed assets, net - Capital leases (Details) $ in Thousands	2 Months Ended	12 Months Ended
	Feb. 17, 2014 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 27, 2013 USD ($)
New Yangzijiang Vessels
Vessels [Line Items]
Description of Capital leases, Term of contract		Bareboat charter for eight years
Capital leased assets, Number of vessels		4
Payments to acquire equipment on lease				$ 20,680
Proceeds from Long-term Capital Lease Obligations				20,680
Vessel purchase price obligation		$ 6,000
Interest and finance costs		12,590	$ 7,477	$ 3,088
Capital leased assets, Net book value		325,301	228,679
Accumulated amortization		$ 21,264	$ 10,144
CSSC Vessels
Vessels [Line Items]
Description of Capital leases, Term of contract		Bareboat charter for ten years
Capital leased assets, Number of vessels	2
Vessel Capacity	208,000
CSSC First Vessel
Vessels [Line Items]
Vessel purchase price obligation	$ 12,960
CSSC Second Vessel
Vessels [Line Items]
Vessel purchase price obligation	11,990
Financed by SWS owner | CSSC First Vessel
Vessels [Line Items]
Unrecorded unconditional, Purchase price obligation	43,200
Financed by SWS owner | CSSC Second Vessel
Vessels [Line Items]
Unrecorded unconditional, Purchase price obligation	$ 40,000
Merger and Pappas Transaction | Five newbuilding vessels
Vessels [Line Items]
Description of Capital leases, Term of contract		ten-year bareboat charters
Capital leased assets, Number of vessels			3		5
Vessel Capacity					208,000
Merger and Pappas Transaction | Five newbuilding vessels | Minimum
Vessels [Line Items]
Vessel purchase price obligation					$ 11,990
Merger and Pappas Transaction | Five newbuilding vessels | Maximum
Vessels [Line Items]
Vessel purchase price obligation					12,946
Merger and Pappas Transaction | Financed by SWS owner | Five newbuilding vessels | Minimum
Vessels [Line Items]
Unrecorded unconditional, Purchase price obligation					39,968
Merger and Pappas Transaction | Financed by SWS owner | Five newbuilding vessels | Maximum
Vessels [Line Items]
Unrecorded unconditional, Purchase price obligation					$ 43,152